Trade and Other Receivables - Schedule Of Ageing Analysis of Trade Receivables (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [line items]
Total receivables	₽ 27,845	₽ 52,995
Total past due but not impaired	3,966	4,489
30 days [member]
Trade and other receivables [line items]
Total past due but not impaired	2,423	2,739
30-60 days [member]
Trade and other receivables [line items]
Total past due but not impaired	503	528
61-90 days [member]
Trade and other receivables [line items]
Total past due but not impaired	180	201
91-180 days [member]
Trade and other receivables [line items]
Total past due but not impaired	332	476
181-365 days [member]
Trade and other receivables [line items]
Total past due but not impaired	314	362
1 year [member]
Trade and other receivables [line items]
Total past due but not impaired	₽ 214	₽ 183